Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and parts	$ 148,372	$ 153,768
Work in process	38,381	50,913
Finished goods	315,256	286,290
Gross inventories	502,009	490,971
Inventory reserve	(77,888)	(29,456)	$ (26,419)	$ (21,125)
Inventories	$ 424,121	$ 461,515